Accrued Expenses	6 Months Ended
Jun. 30, 2016
AccruedExpensesAbstract
Accrued Expenses

NOTE H – Accrued Expenses

   Accrued Expenses consisted of the following at June 30, 2016 and December 31, 2015:

	June 30,	December 31,
	2016	2015

Consulting Fees	$ ––	$ 765,379
Interest	––	1,639,949
Miscellaneous	553,405	460,852

Total Accrued Expenses	$ 553,405	$ 2,866,180